LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013
Total	$ 95,838		$ 85,515
Current portion	27,811		19,194
Long-term portion	68,028		66,320
Government Loans For Research And Development Projects [Member]
Total	3,863	[1]	4,586	[1]
Acquisition Liability Contingent Consideration [Member]
Total	55,679	[2]	37,991	[2]
Acquisition Liability Note [Member]
Total	0	[2]	10,405	[2]
Acquisition Liability Warrant Consideration [Member]
Total	26,945	[2]	10,497	[2]
Deerfield Facility Agreement [Member]
Total	0	[3]	12,492	[3]
Deerfield Royalty Agreement [Member]
Total	6,334	[3]	4,590	[3]
Broadfin Facility Agreement [Member]
Total	0	[4]	2,767	[4]
Broadfin Royalty Agreement [Member]
Total	$ 3,018	[4]	$ 2,187	[4]

[1]	French government agencies provide financing to French companies for research and development. At December 31, 2013 and September 30, 2014, the Company had outstanding loans of $4,586,000 and $3,863,000 respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2014 through 2019.
[2]	The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:⋅ a $12 million senior, secured six-year note guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat. The note was repaid on March 24, 2014 in its entirety; The accelerated reimbursement of this note resulted in operating expenses of $3.0 million ⋅ two warrants to purchase a total of 3,300,000 ADSs; and ⋅ a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products
[3]	On February 4, 2013 the Company concluded a $15 million debt financing transaction (the “Deerfield Facility”) with Deerfield Management a current shareholder. The consideration received was as follows:⋅ $12.4 million for a facility agreement of a nominal value of $15 million, including a premium on reimbursement of $2.6 million. The indebtedness was repaid on March 24, 2014 in its entirety; The accelerated reimbursement of this note resulted in interest expenses of $2.5 million ⋅ $2.6 million for a Royalty Agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 1.75% royalty on the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.
[4]	On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (the “Broadfin Facility”) divided in 3 tranches of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5 million. Consideration received was as follows:⋅ $2.8 million for a facility agreement of a nominal value of $5.0 million. Loans under the Broadfin Facility were scheduled to mature upon the earlier to occur of (i) January 31, 2017 and (ii) the repayment in full of all outstanding amounts under the Deerfield Facility, but in no event prior to November 15, 2015. The indebtedness was repaid on March 24, 2014 in its entirety; the accelerated reimbursement of this note resulted in interest expenses of $ 2.2 million. ⋅ $2.2 million for a royalty agreement whereby, the Company’s wholly owned subsidiary Éclat subject to required regulatory approvals and launch of product, is to pay a 0.834% royalty on the net sales of certain products sold by Éclat and any of its affiliates until December 31, 2024.